SUPPLEMENT DATED FEBRUARY 6, 2009 TO THE PROSPECTUS OF

Active Assets Institutional Government Securities Trust, dated October 31, 2008

Active Assets Institutional Money Trust, dated October 31, 2008

The following replaces the fifth bullet point in the section of the Prospectus entitled “Active Assets Institutional Money Trust—Principal Investment Strategies”:

•                  Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program.

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The following is hereby added to the section of the Prospectus entitled “Active Assets Institutional Money Trust—Principal Risks”:

U.S. Government Securities. With respect to the U.S. Government securities which are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government securities purchased by the Fund, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

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The following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Active Assets Institutional Government Securities Trust—Principal Investment Strategies”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

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The heading in the second paragraph of the section of the Prospectus entitled “Active Assets Institutional Government Securities Trust—Principal Risks—Credit and Interest Rate Risks” is hereby deleted and replaced with “U.S. Government Securities”.

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The following is hereby added as the third and fourth paragraphs of the newly named section of the  section of the Prospectus entitled “Active Assets Institutional Government Securities Trust—Principal Risks—U.S. Government Securities”:

With respect to the U.S. Government securities which are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government securities purchased by the Fund, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012  Therefore, the Fund will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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